SCHEDULE OF FUTURE LEASE PAYMENTS RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 263
2026	325
2027	283
2028	275
2029	230
Thereafter	397
Total Operating Lease Payments	1,773
Less: Imputed Interest	(358)
Present Value of Lease Liabilities	1,415
Less: Unused Tennant Improvement Allowance	(160)
Less: Operating Lease Liability, current portion	(7)	$ (159)
Operating Lease Liability, non-current portion	$ 1,248	$ 427